FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements (Details) - Discounted cash flows - Level 3 - Discount rate	Dec. 31, 2025
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale fixed maturity securities	0.02
Short-term investments	0.04
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale fixed maturity securities	0.09
Short-term investments	0.30